INCOME TAXES - Tax Benefit (Details) - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Deferred tax asset
Net operating loss carryforward	$ 736,000	$ 326,000	$ 165,000
Valuation Allowance	(736,000)	(326,000)	(165,000)
Deferred tax asset, net